COMMON STOCK (Details 1) - CAD / shares	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Risk-free interest rate	0.75%	0.75%	1.25%
Expected dividend yield	0.00%	0.00%	0.00%
Expected stock price volatility (historical basis)	92.90%	98.20%	105.60%
Expected option life in years	2 years 1 month 24 days	2 years 1 month 24 days	2 years 1 month 24 days
CAD
Fair value per option granted during the period (C$)	CAD 0.42	CAD 0.30	CAD 0.42